UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Starr International Company, Inc.

Address:   101 Baarerstarsse
           Zug, Switzerland 6300


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Osborne
Title:  Vice President and Treasurer
Phone:  41 41 768 97 97

Signature,  Place,  and  Date  of  Signing:

/s/ Stuart Osborne                 New York, NY                       8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-12019         BlackRock, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      629,371
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN MIDSTREAM PARTNERS  COM UNITS        02752P100    1,564     80,100 SH       SOLE                    80,100      0    0
BANK OF AMERICA CORPORATION  COM              060505104    3,108    380,000 SH       SOLE                   380,000      0    0
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER   096627104      829     30,000 SH       SOLE                    30,000      0    0
BUCKEYE PARTNERS L P         UNIT LTD PARTN   118230101    4,174     80,000 SH       SOLE                    80,000      0    0
CHINA CORD BLOOD CORP        SHS              G21107100    2,439    964,116 SH       SOLE                   964,116      0    0
CHINA MEDIAEXPRESS HLDGS INC COM              169442100      548  3,045,455 SH       SOLE                 3,045,455      0    0
CONCORD MED SVCS HLDGS LTD   SPONSORED ADR    206277105   10,175  3,472,667 SH       SOLE                 3,472,667      0    0
EL PASO PIPELINE PARTNERS LP COM UNIT LPI     283702108    2,366     70,000 SH       SOLE                    70,000      0    0
ENERGY TRANSFER EQUITY LP    COM UT LTD PTN   29273V100    2,461     60,000 SH       SOLE                    60,000      0    0
ENTERPRISE PRODUCTS PARTNERS COM              293792107    3,587     70,000 SH       SOLE                    70,000      0    0
FLY LEASING LTD              SPONSORED ADR    34407D109   13,576  1,113,700 SH       SOLE                 1,113,700      0    0
GENESIS ENERGY L.P.          UNIT LTD PARTN   371927104    2,326     80,000 SH       SOLE                    80,000      0    0
ISHARES INC                  MSCI BRIC INDX   464286657   30,490    850,000 SH       SOLE                   850,000      0    0
ISHARES MSCI TR              MSCI EAFE IDX    464287465   35,322    707,000 SH       SOLE                   707,000      0    0
ISHARES TR                   MSCI EMERG MKT   464287234   36,200    925,000 SH       SOLE                   925,000      0    0
MAGELLAN MIDSTREAM PARTNERS  COM UNIT RP LP   559080106    4,238     60,000 SH       SOLE                    60,000      0    0
MARKWEST ENERGY PARTNERS LP  UNIT LTD PARTN   570759100    3,452     70,000 SH       SOLE                    70,000      0    0
ONEOK PARTNERS LP            UNIT LTD PARTN   68268N103    3,763     70,000 SH       SOLE                    70,000      0    0
PLAINS ALL AMER PIPELINE LP  UNIT LTD PARTN   726503105    4,041     50,000 SH       SOLE                    50,000      0    0
REGENCY ENERGY PARTNERS LP   COM UNITS L P    75885Y107    2,377    100,000 SH       SOLE                   100,000      0    0
TESORO LOGISTICS LP          COM UNIT LP      88160T107    1,695     50,000 SH       SOLE                    50,000      0    0
WESTERN GAS PARTNERS LP      COM UNIT LP IN   958254104    2,836     65,000 SH       SOLE                    65,000      0    0
WILLIAMS PARTNERS L P        COM UNIT L P     96950F104    3,396     65,000 SH       SOLE                    65,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784  446,959 13,928,284 SH       SOLE                13,928,284      0    0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156    7,449 76,797,057 SH       SOLE                76,797,057      0    0
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